Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP	$ 11,578	$ 6,887	$ 22,241	$ 14,073
Less: Distributions paid	15,027	14,747	30,122	26,800
Net income (loss)	(3,449)	(7,860)	(7,881)	(12,727)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	11,345	6,759	21,740	13,810
Under (over) distributed earnings to general partners	$ 233	$ 128	$ 501	$ 263
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 0.520	$ 0.510	$ 0.520	$ 0.510
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.510	$ 0.520	$ 0.510
Common Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP			$ 16,688	$ 8,065
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	$ (3,380)	$ (5,292)	$ (7,722)	$ (8,569)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	22,581	15,346	20,604	14,581
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.502	$ 0.280	$ 0.810	$ 0.553
Subordinated Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP			$ 5,052	$ 5,745
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners		$ (2,411)		$ (3,903)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	4,613	8,568	6,590	8,568
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted		$ 0.287	$ 0.767	$ 0.671
General Partner Unit [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP			$ 501	$ 263
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to general partners	$ (69)	$ (157)	$ (159)	$ (255)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	559	488	559	472
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.417	$ 0.262	$ 0.897	$ 0.557